Business Combinations - Assets and liabilities (Details) - BRL (R$) R$ in Thousands	Sep. 01, 2022	May 20, 2022
Unicesumar
Disclosure of detailed information about business combination [line items]
ASSETS		R$ 494,439
Cash and cash equivalents		62,017
Trade receivables		78,929
Financial assets		62,385
Income taxes recoverable		3,617
Prepaid expenses		3,918
Deferred tax assets		17,580
Other assets		4,984
Right-of-use assets		170,980
Property and equipment		78,096
Intangible assets		11,933
LIABILITIES		357,389
Trade payables		70,067
Lease liabilities		171,829
Labor and social obligations		37,781
Income taxes payable		11,556
Prepayments from customers		17,731
Dividends		30,000
Provisions for contingencies		12,510
Other liabilities		5,915
Total acquired net assets at book value		137,050
Total identifiable net assets at fair value		1,516,987
Purchase consideration		3,210,373
Goodwill arising on acquisition		R$ 1,556,336
Rede Enem
Disclosure of detailed information about business combination [line items]
ASSETS	R$ 90
Cash and cash equivalents	23
Trade receivables	32
Other assets	7
Property and equipment	28
LIABILITIES	97
Loans and financing	12
Labor and social obligations	41
Prepayments from customers	25
Other liabilities	19
Total acquired net assets at book value	(7)
Purchase consideration	1,400
Goodwill arising on acquisition	R$ 1,407
Percentage of share capital acquired	100.00%